As Filed with the Securities and Exchange Commission on September 17, 2025

Registration File No. 333-232740
811-07337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 19 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 127 ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor’s principal executive offices)

(800) 265-1545

Depositor’s Telephone Number, including Area Code

BRANDON J. CAGE, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on September 29, 2025 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on ________pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

Supplement dated September 29, 2025, to the Prospectus dated May 1, 2025, for

Protective Strategic Objectives II VUL variable life policies

Issued by Protective Life Insurance Company

Protective Variable Life Separate Account

This Supplement amends certain information in your variable universal life policy Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-265-1545.

The purpose of this Supplement is to make certain current fee changes that only apply to Policies with an application signed on or after October 13, 2025. Additionally, this Supplement will make available an optional Extended No-Lapse Guarantee Rider and update the surrender charge period for applications signed on or after October 13, 2025. These changes do not apply to Policies issued in California unless otherwise indicated below.

The definition of Surrender Charge under the SPECIAL TERMS section is deleted and replaced with the following:

Surrender Charge A charge deducted from the Policy Value if the Policy is surrendered, Lapses, or the Initial Face Amount is decreased during the applicable surrender charge period.

The Charges for Early Withdrawals section in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY section is deleted and replaced with the following:

FEES AND EXPENSES
Charges for Early Withdrawals

If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of $25.

For Policies with an application signed on or after October 13, 2025, if you surrender the Policy within the first 14 Policy Years, you will be subject to a surrender charge of up to 5.80% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,800.

For Policies with an application signed before October 13, 2025 (and Policies issued in CA), if you surrender the Policy within the first 10 Policy Years, you will be subject to a surrender charge of up to 5.65% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,650.

For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Effective October 13, 2025, the third question in the OVERVIEW OF THE PROTECTIVE STRATEGIC OBJECTIVES II VUL POLICY section of your prospectus is amended to include the following Additional Benefit.

●	Extended No-Lapse Guarantee Rider: This rider guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule as long as all of the terms and conditions of this rider are met. There is an additional monthly charge for this optional benefit rider. The rider is available to Policies with an application signed on or after October 13, 2025. Not available in CA. See

“OTHER BENEFITS AVAILABLE UNDER THE POLICY” and “SUPPLEMENTAL RIDERS AND ENDORSEMENTS” for details on obtaining optional benefits.

All references throughout the Prospectus to the guaranteed interest credited to the Loan Account are hereby amended to reflect that for Policies with applications signed on or after October 13, 2025, the guaranteed credited interest rate is no less than 3.00% (1.00% for Policies issued in CA).

The Premium Expense Charge section and the Surrender Charge section in the FEE TABLE –Transaction Fees section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Premium Expense Charge (for Policies with an application signed on or after October 13, 2025):	Upon receipt of each premium payment	5% of each premium payment	3.5% of each premium payment
Surrender Charge (for Policies with an application signed on or after October 13, 2025): (1)
Minimum and Maximum Charge	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	$2.25 – $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$2.25 – $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Charge for a 49 year old male in the nontobacco class during the first Policy Year	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 14 Policy Years	$39.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$39.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable

(1)	The Surrender Charge varies based on individual characteristics such as the Insured’s Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year (the tenth Policy Year for Policies with an application sign before October 13, 2025, and Policies issued in CA). The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Effective October 13, 2025, the FEE TABLE – Periodic Charges Other Than Fund Operating Expenses section is amended to include the following:

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge

Cost of Insurance (for Policies with an application signed on or after October 13, 2025):(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.01 – $70.46 per $1,000 of Net Amount at Risk(2)

Charge for a 49 year old male in the nontobacco rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary	$0.18 per $1,000 of Net Amount at Risk	$0.04 per $1,000 of Net Amount at Risk

Standard Administrative Fee (for Policies with an application signed on or after October 13, 2025):	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00

(1)	Cost of insurance charges vary based on individual characteristics such as the Insured’s Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount (for Policies with an application signed on or after February 1, 2024), and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See “Charges and Deductions-Monthly Deduction”.

(2)	See definition of Net Amount at Risk in Special Terms.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
Administrative Charge (for Policies with an application signed on or after October 13, 2025):(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.10 – $3.75 per $1,000 of Initial Face Amount	$0.10 – $3.41 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.04 - $1.36 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the nontobacco rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.89 per $1,000 of Initial Face Amount	$0.81 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.33 per $1,000 of Initial Face Amount thereafter
Administrative Charge For Face Amount Increases (for Policies with an application signed on or after October 13, 2025): (4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.75 – $4.95 per $1,000 of any increase in Face Amount	$0.75 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the nontobacco rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.30 per $1,000 of any increase in Face Amount	$3.30 per $1,000 of any increase in Face Amount

Net Cost of Loans (for Policies with an application signed on or after October 13, 2025)(5)	On each Policy Anniversary, as applicable (6)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carryover loans.	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% for all loans in Policy Years 11 and thereafter

(3)	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured’s Issue Age, sex and rate class, and the Face Amount (for Policies with an application signed on or after February 1, 2024). For Policies with applications signed on or after October 13, 2025, the administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
(4)	The administrative charge for Face Amount increases varies based on the Insured’s Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(5)	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (1.00% guaranteed for Policies issued in CA and Policies with applications signed before October 13, 2025, and 3.00% guaranteed for Policies with applications signed on or after October 13, 2025).
(6)	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured’s death.

Charge	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted - Current Charge
ExtendCare Rider (for Policies with an application signed on or after October 13, 2025) (9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.01 – $18.96 per $1,000 of Net Amount at Risk	$0.01 – $16.62 per $1,000 of Net Amount at Risk
Charge for a 57 year old female in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000 and monthly benefit of $10,800	On the Effective Date and each Monthly Anniversary Day	$0.01 per $1,000 of Net Amount at Risk	$0.01 per $1,000 of Net Amount at Risk
Extended No-Lapse Guarantee Rider(11)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 – $0.92 per $1,000 of Face Amount	$0.03 – $0.92 per $1,000 of Face Amount

Charge for a 45 year old male in the nontobacco rate class in the First Policy Year with a Face Amount of $250,000	On the Effective Date and each Monthly Anniversary Day	$0.16 per $1,000 of Face Amount	$0.16 per $1,000 of Face Amount

(9)	The charge for the ExtendCare Chronic Illness Accelerated Death Benefit Rider varies based on the Insured’s Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, Face Amount and monthly benefit (maximum monthly benefit chosen at the issuance of the Policy). The rider charge shown in the table may not be typical of the charges you will pay. Your Policy’s specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. Not available in CA.
(11)	The charge for the Extended No-Lapse Guarantee Rider varies based on the Issue Age, underwriting class, Face Amount, and sex of the Insured. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy’s specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. Not available in CA.

The first paragraph of the Withdrawal and Surrender Risks section of the PRINCIPAL RISKS OF INVESTING IN THE POLICY is deleted and replaced with the following:

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies during the first 14 Policy Years (10 Policy Years for Policies with applications signed before October 13, 2025). The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

The Interest Credited on Fixed Account Value section of THE COMPANY AND THE FIXED ACCOUNT section is deleted and replaced with the following:

Interest Credited on Fixed Account Value.  The interest rate credited to Net Premiums allocated to or amounts transferred to the Fixed Account will be the annual effective interest rate in effect on the date that the Net Premium(s) is received by Protective Life or the date that the transfer is made. Protective Life, in its sole discretion, may declare a new current interest rate from time to time. Protective Life will credit annual effective interest rates of not less than 1.00%. For purposes of crediting interest, amounts deducted, transferred or withdrawn from the Fixed Account are accounted for on a “first-in-first-out” (FIFO) basis.

For Policies with an application signed before October 13, 2025, Protective Life guarantees that the interest credited during the first Policy Year to the initial Net Premiums allocated to the Fixed Account will not be less than the initial annual effective interest rate shown in the Policy. The interest rate is guaranteed to apply to such amounts for a twelve month period which begins on the date that the Net Premium(s) is allocated or the date that the transfer is made. After an interest rate guarantee expires as to a Net Premium or amount transferred, (i.e., 12 months after the Net Premium or transfer is placed in the Fixed Account) Protective Life will credit interest on the Fixed Account Value attributable to such Net Premium or transferred amount at the current interest rate in effect. New current interest rates are effective for such Fixed Account Value for 12 months from the time that they are first applied.

The CHARGES AND DEDUCTIONS section is amended as follows:

The Monthly Administration Fees section is amended to include the following:

Monthly Administrative Fees (for Policies with an application signed on or after October 13, 2025). We deduct a monthly administrative charge from your Policy Value to compensate us for issue and administrative costs. The monthly administrative charge is $9 per month. We also deduct a monthly administrative charge for the Initial Face Amount which is equal to a fee per $1,000 of Initial Face Amount per month for all Policy Years to age 120. This monthly administrative charge will be higher in the first 2 Policy Years compared to later years. The actual fee varies depending on the Insured’s Issue Age, sex and rate classification, and Face Amount. We guarantee that the current monthly administrative charge per $1,000 of Initial Face Amount will not exceed the maximum monthly administrative charge per $1,000 of Initial Face Amount set forth in your Policy. Representative guaranteed administrative charges per $1,000 of Initial Face Amount for an Insured male non-tobacco at each specified Issue Age, and a Face Amount of $100,000 are set forth below:

For Policies with an application signed on or after October 13, 2025:

Issue Age	Administrative Charge Per $1,000 of Initial Face Amount
35	$2.50
40	2.70
45	3.00
50	3.40
55	3.80
60	4.50
65	4.95
70	4.95
75	4.95

The Surender Charge section is deleted and replaced with the following:

Surrender Charge

For Policies with an application signed on or after October 13, 2025, during the first 14 Policy Years, a Surrender Charge will be deducted from your Policy Value if: (1) the Policy is surrendered; (2) the Policy lapses at the end of a grace period or (3) the Initial Face Amount is reduced. The Surrender Charge is deducted before any Surrender Value is paid.

For Policies with an application signed before October 13, 2025, during the first 10 Policy Years, a Surrender Charge will be deducted from your Policy Value if: (1) the Policy is surrendered; (2) the Policy lapses at the end of a grace period or (3) the Initial Face Amount is reduced. The Surrender Charge is deducted before any Surrender Value is paid.

The Surrender Charge varies depending on Issue Age, sex and rate class of the Insured and is set forth in your Policy. Representative Surrender Charges per $1,000 of Initial Face Amount for the first Policy Year for an Insured male non-tobacco at each specified Issue Age are set forth below. The Surrender Charge decreases over the applicable surrender charge period (after the applicable surrender charge period, there is no charge). For a decrease in the Initial Face Amount, the charge shown is per $1,000 of decrease.

For Policies with an application signed on or after October 13, 2025:

Issue Age	Surrender Charge (First Year) per $1,000 of Initial Face Amount
30	2.750%
35	2.975%
40	3.250%
45	3.575%
50	4.000%
55	4.550%
60	5.250%
65	5.775%
70	5.725%
75	5.675%

For Policies with an application signed before October 13, 2025:

Issue Age	Surrender Charge (First Year) per $1,000 of Initial Face Amount
30	2.675%
35	2.875%
40	3.125%
45	3.425%
50	3.800%
55	4.275%
60	4.950%
65	5.400%
70	5.250%
75	5.075%

In the event of a decrease in the Initial Face Amount, the pro-rated Surrender Charge will be allocated to each Sub-Account and to the Fixed Account based on the proportion of unloaned Policy Value in each Sub-Account and in the Fixed Account. A Surrender Charge imposed in connection with a reduction in the Initial Face Amount reduces the remaining Surrender Charge that may be imposed in connection with a surrender of the Policy.

The purpose of the Surrender Charge is to reimburse Protective Life for some of the expenses incurred in the distribution of the Policies. Protective Life also deducts a premium expense charge for this purpose from each premium paid. See “Premium Expense Charge.”

Effective October 13, 2025, the OTHER BENEFITS AVAILABLE UNDER THE POLICY section is amended to include the following:

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider	Guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule.	Optional

●  Only to be added at the time of Policy issue.

●   Death Benefit Option A must be in effect.

●   The Minimum Monthly Requirement will vary by Policy benefits, Issue Age, Face Amount, sex and rate class of the Insured.

●   If on any Monthly Anniversary Day, the Accumulated Net Payments Received does not equal or exceed the Accumulated Minimum Monthly Requirements, this rider will terminate.

●   If on any Monthly Anniversary Day, the Policy Debt exceeds the Policy’s Cash Value, this rider will terminate.

●   Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Extended Lapse Protection Period, may result in a change to the Minimum Monthly Requirement and associated rates and charges shown in the Policy Schedule.

Effective October 13, 2025, the SUPPLEMENTAL RIDERS AND ENDORSEMENTS section is amended to include the following:

Extended No-Lapse Guarantee Rider. The rider guarantees that your Policy will not Lapse during the Maximum Extended Lapse Protection Period set forth in your Policy Schedule, if for each month that the Policy has been in force the Accumulated Net Payments Received, less any Policy debt, is equal to, or greater than, the Accumulated

Minimum Monthly Requirement. The Minimum Monthly Requirement is based upon the Company’s anticipated cost of providing this rider on a specific Policy. This amount varies with Policy benefits, Issue Age, Face Amount, sex and rate class of the Insured. Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Extended Lapse Protection Period, may result in a change to the Minimum Monthly Requirement along with associated rates and charges (the “Extended Lapse Protection Premium Expense Charge”) shown in the Policy Schedule. If a partial surrender or elected decrease is made during the Maximum Extended Lapse Protection Period, the Accumulated Net Payments Received is assessed the Surrender Charge on a pro rata basis.

If on any Monthly Anniversary Day, the Accumulated Net Payments Received, less any Policy Debt, does not equal or exceed the Accumulated Minimum Monthly Requirements or the Policy Debt exceeds the Cash Value, this rider will terminate. The Extended No-Lapse Guarantee Rider will terminate when the insured reaches the age of 121. The Extended No-Lapse Guarantee Rider is only available with the Death Benefit Option A (Level Death Benefit). A change to Death Benefit Option B (Increasing Death Benefit) will result in the rider being terminated. This rider is not available in California.

The Accumulated Minimum Monthly Requirement equals the Minimum Monthly Requirement for a given month plus the total Accumulated Minimum Monthly Requirement from prior months multiplied by one plus the Threshold Accumulation Factor shown in the Policy Schedule.

The Accumulated Net Payments Received equals the Extended Lapse Net Premium Received for a given month plus the total Accumulated Net Payments Received from prior months, and then that total is accumulated with interest. The interest rate(s) used depends on the relative values of the Accumulated Net Payments Received and the Accumulated Fund Threshold. The Accumulated Fund Threshold is equal to the Accumulated Fund Threshold value from the previous month accumulated with interest at the Threshold Accumulation Factor shown on the Policy Schedule, plus, if it is the first month of a Policy Year, the applicable Threshold Premium shown on the Policy Schedule. One interest rate (the Threshold Accumulation Factor shown on the Policy Schedule) is applied to the amount of Accumulated Net Payments Received up to the Accumulated Fund Threshold, while another interest rate (the Excess Accumulation Factor shown on the Policy Schedule) is applied to the excess of the Accumulated Net Payments Received above the Accumulated Fund Threshold.

Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $250,000 Face Amount. The Extended No-Lapse Guarantee Rider is added on the Policy. The Policy Schedule indicates the Extended Lapse Protection Premium Expense Charge of 1.00% in Policy Year 1, the initial Minimum Monthly Requirement is $161.88, the Threshold Accumulation Factor is 0.446150%, the Excess Accumulation Factor is 0.105844%, and an initial Threshold Premium of $5,980.25. The owner makes an initial premium payment of $200, which is an Extended Lapse Protection Net Premium Received of $198 ($200 less 1.00%, the Extended Lapse Protection Premium Expense Charge).

In the first policy month, the Accumulated Fund Threshold ($5,980.25) is equal to the initial Threshold Premium. The Accumulated Minimum Monthly Requirement is $162.60 which is $161.88 (the initial Minimum Monthly Requirement) multiplied by 1.00446150 (one plus the Threshold Accumulation Factor). The Accumulated Net Payments Received ($198.00) is less than the Accumulated Fund Threshold ($5,980.25), so the Threshold Accumulation Factor is applied to the entire Accumulated Net Payments Received value. The Accumulated Net Payments Received in the first policy month, after accumulation, is thus $198.88 ($198.00 multiplied by 1.00446150). Because the Accumulated Net Payments Received of $198.88 equals or exceeds the Accumulated Minimum Monthly Requirement $162.60, the conditions have been met for the first month for the rider to remain in effect guaranteeing the Policy remain in force.

Assume on each of the 23 subsequent monthly anniversaries, the owner has made premium payments of the same amount and taken no partial surrenders or Policy Loans. The total premiums paid for the Policy equals $4,800.00.

The Accumulated Net Payments Received at the end of policy month 24 is $5,026.30 and the Accumulated Minimum Monthly Requirement is $4,109.26. Because the Accumulated Net Payments Received equals or exceeds the Accumulated Minimum Monthly Requirement, the conditions have been met on this monthly anniversary day. Since the rider remains in effect, the policy is guaranteed to remain in force. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of $250,000.

Assume that starting with the 24th monthly anniversary, the owner misses the next six anticipated monthly premium payments. At the end of policy month 30, the Accumulated Net Payments Received has accumulated to $5,162.36 while the Accumulated Minimum Monthly Requirement has accumulated to $5,207.02. Also assume that the Cash Value of the Policy is zero. Because the Accumulated Net Payments Received is less than the Accumulated Minimum Monthly Requirement, the owner must pay additional premiums within the 60-day grace period to keep the rider in effect and the Policy in force. Under these circumstances, if the insured dies outside of the 60-day grace period without having made the necessary additional premium payments, the death benefit will be $0.

The LAPSE AND REINSTATEMENT section is amended as follows:

The first paragraph of the Lapse section is deleted and replaced with the following:

Failure to pay planned periodic premiums will not necessarily cause a Policy to Lapse (terminate without value). Paying all planned periodic premiums will not necessarily prevent a Policy from lapsing. Except when the Lapse Protection Endorsement of the Policy or the Extended No-Lapse Guarantee Rider are in effect, a Policy will Lapse if its Policy Value less the Surrender Charge and Policy Debt is insufficient to cover the Monthly Deduction on the Monthly Anniversary Day. Absent any lapse protection, if the Surrender Value on any Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in Surrender Value or the Surrender Value has decreased because you have not paid sufficient Net Premiums to offset prior Monthly Deductions.

The Lapse Protection section is amended to include the following:

The Policy may be eligible for the Extended No-Lapse Guarantee Rider that may help prevent the Policy from Lapsing. For additional information about the optional Extended No-Lapse Guarantee Rider, see “OTHER BENEFITS AVAILABLE UNDER THE POLICY” and “SUPPLEMENTAL RIDERS AND ENDORSEMENTS” in the Prospectus.

Effective October 13, 2025, the Administrative Fees and Surrender Charges section in the EXCHANGE PRIVILEGE section are hereby deleted and replaced with the following:

	Existing Life Policy	Policy
Administrative Fees	Ranges from $4 to $9 per month in all Policy Years	$9 per month in all Policy Years and a fee per $1,000 of Initial Face Amount per month that varies based on the Insured’s Issue Age, sex and rate class.

Surrender Charges	Surrender charges vary by policy type and are incurred during a surrender charge period which ranges from 0 Policy Years up to 19 Policy Years.	A surrender charge per $1,000 of Initial Face Amount is assessed on surrenders, Lapse, or decrease in the initial Face Amount during the first 14 Policy Years.

* * *

If you have any questions regarding this supplement, please work with your financial professional or contact us toll free at 1-800-265-1545. Please keep this Supplement for future reference.

Prospectus

(Included in Registration’s Form N-6, File No. 333-232740, Accession No. 0001104659-25-037904 filed on April 23, 2025, and incorporated by reference herein.)

SAI

(Included in Registration’s Form N-6, File No. 333-232740, Accession No. 0001104659-25-037904 filed on April 23, 2025, and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 30. Exhibits

(a) Board of Directors Resolutions

(a) (1) Resolution of the Board of Directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(b) Custodial Agreements - Not Applicable.

(c) Underwriting Contracts

(c) (1) Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(c) (1) (i) Amendment No. 1 dated June 1, 1998 to the Underwriting Agreement (PLICO-IDI-PVLSA) is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on July 19, 2019.

(c) (1) (ii) Second Amended Distribution Agreement dated October 24, 2013 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

(c) (1) (iii) Revised Second Amended Distribution Agreement dated June 1, 2018 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

(c) (1) (iv) Amendment No. 1 to the Second Amended Distribution Agreement (PLICO-IDI) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on July  27, 2020.

(c) (1) (v) Revised Schedule to Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on November 25, 2020.

(c) (1) (vi) Third Amended and Restated Distribution Agreement (PLICO-IDI) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on June 9, 2025.

(c) (2)  Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) Contracts

(d) (1) Protective Strategic Objectives II VUL Form of Contract is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (2) Children’s Term Life Insurance Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (3) Protected Insurability Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (4) Accidental Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (5) Waiver of Specified Premium Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (6) Chronic Illness Accelerated Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (7) Pre-Determined Death Benefit Payout Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (8) Overloan Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (9) Terminal Illness Accelerated Death Benefit Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (10) Lapse Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (11) ExtendCare Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(d) (11) (i) Revised ExtendCare Rider is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on August 8, 2020.

(d) (12) Extended Lapse Protection Rider (Extended No-Lapse Guarantee Rider) Is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on June 27, 2025.

(e) Applications

(e) (1) Form of Variable Universal Individual Life Insurance Application is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

(f) Depositor's Certificate of Incorporation and By-Laws

(f) (1) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(f) (1) (i) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(f) (2) 2011 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(f) (2) (i) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(g) Reinsurance Contracts

(g) (1) Automatic and Facultative Yearly Renewable Term Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

(g) (2) Yearly Renewable Term Reinsurance Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on April 27, 2009.

(g) (3) List of Reinsurers is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (333-206951), filed with the Commission on April 25, 2019.

(h) Participation Agreements

(h) (1) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (1) (i) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (1) (ii) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (1) (iii) Amendment dated October 11, 2021 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (1) (iv) Amendment dated March 10, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (1) (v) Amendment dated December 15, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(h) (2) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(h) (2) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (2) (ii) Amendment dated April 28, 2022 (Lord Abbett Series Fund) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (3) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(h) (3) (i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (3) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (3) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (3) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (3) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (3) (vi) Amendment dated December 15, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (3) (vii) Amendment dated April 23, 2024 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 16 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 23, 2025.

(h) (4) Participation Agreement dated February 1, 2015 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

(h) (4) (i) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (4) (ii) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (4) (iii) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (4) (iv) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (4) (v) Amendment dated April 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (4) (vi) Amendment dated November 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (5) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (5) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (5) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (5) (vi) Amendment dated October 26, 2022 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on December 15, 2022.

(h) (6) Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (6) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (6) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (6) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (6) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (6) (v) Amendment dated August 9, 2022 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (7) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (7) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (7) (ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (7) (iii) Amendment dated August 10, 2022 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-176657), filed with the Commission on April 20, 2023.

(h) (8) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (8) (i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

(h) (8) (ii) Amendment dated March 22, 2022 to Participation Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed with the Commission on July 5, 2022.

(h) (9) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (9) (i) Rule 22c-2 Shareholder Information Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(h) (9) (ii) Amendment dated October 1, 2019 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (9) (iii) Amendment dated November 25, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (9) (iv) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

(h) (9) (v) Amendment dated April 29, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (9) (vi) Amendment dated August 1, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (10) Participation Agreement dated July 1, 2017 (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-206951), as filed with the Commission on July 12, 2017.

(h) (10) (i) Amendment dated September 1, 2020 to Participation Agreement (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on August 6, 2021.

(h) (10) (ii) Amendment dated March 22, 2022 to Participation Agreement (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on August 8, 2022.

(h) (10) (iii)  Amendment dated September 15, 2022 to Participation Agreement (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(h) (11) Participation Agreement dated October 15, 2017 (DFA Investment Dimensions Group Inc.) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on November 27, 2017.

(h) (11) (i) Amendment dated August 20, 2020 to Participation Agreement (DFA Investment Dimensions Group) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on August 24, 2020.

(h) (11) (ii) Amendment dated May 1, 2022 to Participation Agreement (DFA Investment Dimensions Group) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on August 8, 2022.

(h) (12) Participation Agreement dated April 1, 2017 (Vanguard Variable Insurance Fund) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement (File No. 333-52215), as filed with the Commission on April 27, 2017.

(h) (12) (i) Amendment dated November 1, 2019 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

(h) (12) (ii) Participation Agreement dated November 23, 2020 (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

(h) (12) (iii) Revised Schedule A dated April 30, 2021 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

(h) (12) (iv)  Revised Schedule A dated October 13, 2022 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(h) (12) (iv)  Revised Schedule A dated October 13, 2022 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(h) (13) Participation Agreement dated November 9, 2020 (Putnam Variable Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (13) (i) Rule 22(c)-2 Agreement dated November 9, 2020 (Putnam Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on April 25, 2022.

(h) (13) (ii) Amendment dated March 22, 2022 to Participation Agreement (Putnam Variable Trust) is incorporated herein by reference to the Post-Effective Amendment 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(h) (13) (iii)  Amendment dated September 21, 2022 to Participation Agreement (Putnam Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(i) Administrative Contracts - Not Applicable.

(j) Other Material Contracts - Not Applicable.

(k) Legal Opinion

(k) (1) Opinion and Consent of Brandon J. Cage, Esq. is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 25, 2023.

(l) Actuarial Opinion - Not Applicable.

(m) Calculation - Not Applicable.

(n) Other Opinions

(n) (1) Consents of KPMG LLP - filed herein.

(n) (2) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on February 14, 2025.

(o) Omitted Financial Statements - Not Applicable.

(p) Initial Capital Agreements - Not Applicable.

(q) Redeemability Exemption

(q) (1) Memorandum Pursuant to Rule 6e-3(T)(b)(12)(iii) Describing Issue, Transfer and Redemption Procedures is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

(r) Form of Initial Summary Prospectus – filed herein.

Item 31.    Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Chief Transformation and Strategy Officer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bern, Leigh Bynum	Senior Vice President, Chief Financial Actuary, and Appointed Actuary
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Byrd, Kenneth	Senior Vice President, Operations
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Goldsmith, Lisa M.	Director
Hardeman, James C.	Senior Vice President, Financial Planning and Analysis
Harrison, Wade V.	Executive Vice President, Chief Operating Officer and Director
Herring, Derry W	Senior Vice President, and Chief Auditor
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Kolmin, Russell	Senior Vice President, and Chief Product Officer
Kurtz, Richard J.	Senior Vice President, and Chief Distribution Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lassiter, Frank Q.	Vice President, Head of Treasury, and Treasurer
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lebel, Dominique	Senior Vice President and Chief Risk Officer
Lee, Felicia M.	Secretary, Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, Chief Investment Officer and Director
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Ray, Webster M.	Senior Vice President, Investments
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Wells, Paul R.	Executive Vice President, Chief Financial Officer, and Director
Whitcomb, John	Senior Vice President, Retirement Operations and Strategic Planning
Williams, Doyle J.	Senior Vice President, and Chief Marketing Officer

* Unless otherwise indicated, the principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 32.    Persons Controlled by or Under Common Control With the Depositor or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the Organizational Chart filed herein.

Item 33.    Indemnification

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.    Principal Underwriters

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, Protective NY COLI VUL and Protective NY Variable Life Separate Account. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  The following information is furnished with respect to the officers and directors of IDI

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Carlson, Martha H.	Designated Responsible Licensed Producer	Vice President, National Sales Manager
Coffman, Benjamin P.	Vice President, Financial Reporting	Financial Reporting
Collazo, Kimberly B.	Assistant Secretary	Vice President and Senior Counsel
Creutzmann, Scott E.	Director	Senior Vice President and Chief Compliance Officer
Lane, Jamie L.	Director	Vice President, Head of DX and Enterprise Shared Services
Lee, Felicia M.	Secretary	Secretary, Vice President, and Senior Counsel
McCreless, Kevin L.	Chief Compliance Officer	Senior Director Regulatory
Morsch, Letitia A.	Assistant Secretary, and Director	Vice President, Head of Retail Retirement Operations
Reed, Alisha D.	Director	Vice President, Head of Marketing Strategy
Richards, Megan P.	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Senior Analyst Financial Reporting	Senior Analyst Financial Reporting
Wagner, James	President and Director	Senior Vice President and Chief Distribution Officer

*  Unless otherwise indicated, the principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 35.    Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 36.    Management Services.

 All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 37.    Fee Representation.

Protective Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Rule 485(b) of the Securities Act for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on September 17, 2025.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

By: *
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President	September 17, 2025
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President, Chief Operating Officer	September 17, 2025
Wade V. Harrison		and Director

*		Executive Vice President, Chief Financial Officer, and Director	September 17, 2025
Paul R. Wells		(Principal Accounting and Financial Officer)

*BY:	/S/ BRANDON J. CAGE		September 17, 2025
Brandon J. Cage
Attorney-in-Fact

EXHIBIT LIST

(n) (1) Consents of KPMG LLP

(r) Form of Initial Summary Prospectus

Item (32) Organizational Chart